UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02968-99
Name of Registrant: Vanguard Trustees' Equity Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2017
Item 1: Schedule of Investments

Vanguard International Value Fund

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (95.9%)1
Australia (0.8%)
BHP Billiton Ltd.	3,083,505	62,559

Belgium (1.3%)
Anheuser-Busch InBev SA	777,419	81,177
KBC Group NV	347,479	22,568
		103,745
Brazil (2.1%)
BB Seguridade Participacoes SA	5,707,500	50,537
* Petroleo Brasileiro SA ADR	3,731,900	38,289
Ambev SA	5,051,500	27,580
Estacio Participacoes SA	5,465,300	27,575
Cia de Saneamento Basico do Estado de Sao Paulo	2,769,900	27,556
* Petroleo Brasileiro SA ADR Preference Shares	163,340	1,553
		173,090
Canada (1.7%)
Canadian Natural Resources Ltd.	2,054,300	62,106
Canadian National Railway Co. (Toronto Shares)	590,600	41,048
Suncor Energy Inc.	1,202,000	37,282
		140,436
China (1.9%)
Tencent Holdings Ltd.	2,633,200	68,846
China Shenhua Energy Co. Ltd.	27,706,000	58,551
Lenovo Group Ltd.	50,174,000	32,865
		160,262
Denmark (0.4%)
Carlsberg A/S Class B	345,230	31,232

Finland (1.4%)
Sampo Oyj Class A	1,408,862	65,243
Nokia Oyj	10,546,558	47,356
		112,599
France (6.3%)
TOTAL SA	2,698,918	136,553
Sanofi	1,073,339	86,272
BNP Paribas SA	1,340,391	85,748
* Valeo SA	1,091,613	66,719
Vinci SA	738,279	51,751
* ArcelorMittal	4,031,964	31,440
Capgemini SA	320,457	26,091
Natixis SA	3,876,987	22,974
Engie SA	965,914	11,564
* Vallourec SA	4	—
		519,112
Germany (5.9%)
* Siemens AG	607,401	78,573
SAP SE	820,300	75,017
Commerzbank AG	8,441,270	73,420

E.ON SE	6,285,881	48,421
Bayer AG	433,237	48,124
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	249,902	47,058
Continental AG	162,682	31,847
Bayerische Motoren Werke AG	334,071	30,504
Fresenius Medical Care AG & Co. KGaA	323,687	26,421
Allianz SE	142,540	24,227
		483,612
Hong Kong (3.3%)
Galaxy Entertainment Group Ltd.	18,827,000	89,426
Swire Pacific Ltd. Class A	6,451,850	65,731
CK Hutchison Holdings Ltd.	5,040,692	60,414
Melco Crown Entertainment Ltd. ADR	1,917,100	32,284
Li & Fung Ltd.	38,162,000	16,548
* Esprit Holdings Ltd.	5,854,234	4,569
		268,972
Indonesia (0.7%)
Telekomunikasi Indonesia Persero Tbk PT ADR	2,016,138	59,315

Ireland (0.4%)
* Ryanair Holdings plc ADR	434,764	36,372

Italy (0.3%)
Banca Mediolanum SPA	3,003,881	23,044

Japan (23.9%)
SoftBank Group Corp.	1,876,400	144,557
Sumitomo Mitsui Financial Group Inc.	3,655,600	143,417
Japan Tobacco Inc.	3,255,700	105,014
Nippon Telegraph & Telephone Corp.	2,141,800	94,608
Toyota Motor Corp.	1,600,609	93,080
Omron Corp.	2,189,200	89,821
Hitachi Ltd.	15,389,000	88,109
Panasonic Corp.	8,435,300	87,769
East Japan Railway Co.	941,200	85,232
Mitsubishi Corp.	3,537,200	79,906
Sumitomo Mitsui Trust Holdings Inc.	2,118,800	78,975
Hoya Corp.	1,810,300	78,906
Nomura Holdings Inc.	12,169,400	75,436
Nidec Corp.	792,600	74,420
Daiwa House Industry Co. Ltd.	2,637,700	71,435
Sumitomo Electric Industries Ltd.	4,439,000	64,591
Takashimaya Co. Ltd.	7,429,000	63,978
DeNA Co. Ltd.	2,726,500	60,922
Makita Corp.	855,700	59,434
Ryohin Keikaku Co. Ltd.	239,500	44,896
Seven & i Holdings Co. Ltd.	964,883	38,526
Sony Corp.	1,252,800	37,932
JFE Holdings Inc.	2,146,400	37,571
FANUC Corp.	189,800	37,263
KDDI Corp.	1,338,500	35,963
Hino Motors Ltd.	2,775,100	29,278
Honda Motor Co. Ltd.	827,700	24,632
Daiwa Securities Group Inc.	3,414,000	21,769
Yamato Kogyo Co. Ltd.	701,000	20,961
		1,968,401

Netherlands (1.6%)
Wolters Kluwer NV	1,475,306	56,419
* NXP Semiconductors NV	473,658	46,347
Aegon NV	5,169,405	28,098
		130,864
Norway (1.0%)
Telenor ASA	2,227,587	35,313
Statoil ASA	1,858,500	34,656
TGS Nopec Geophysical Co. ASA	470,284	11,291
		81,260
Other (0.4%)
2 Vanguard FTSE All-World ex-US ETF	718,406	33,054

Philippines (0.2%)
Alliance Global Group Inc.	73,546,000	18,544

Russia (1.1%)
Gazprom PJSC ADR (London Shares)	9,420,057	46,739
Lukoil PJSC ADR	385,850	21,744
Mobile TeleSystems PJSC ADR	1,761,947	18,448
Gazprom PJSC ADR	740,167	3,653
		90,584
Singapore (1.6%)
DBS Group Holdings Ltd.	6,806,200	92,020
Genting Singapore plc	58,872,000	40,606
		132,626
South Africa (0.8%)
Sanlam Ltd.	7,493,111	36,198
Mr Price Group Ltd.	1,380,497	16,712
* Nampak Ltd.	9,853,912	13,744
		66,654
South Korea (3.9%)
SK Hynix Inc.	1,863,063	86,043
E-MART Inc.	380,476	66,607
Samsung Electronics Co. Ltd.	37,929	64,509
LG Electronics Inc.	864,991	41,338
Hana Financial Group Inc.	891,981	26,448
Shinhan Financial Group Co. Ltd.	561,096	22,176
Hyundai Home Shopping Network Corp.	125,479	11,729
		318,850
Spain (2.7%)
Telefonica SA	5,419,820	52,438
Banco Bilbao Vizcaya Argentaria SA	7,438,778	50,588
^ Banco Santander SA	7,922,700	44,263
Banco de Sabadell SA	28,956,274	43,716
Red Electrica Corp. SA	1,908,072	34,121
		225,126
Sweden (1.2%)
Assa Abloy AB Class B	3,090,254	58,475
Swedbank AB Class A	1,689,041	42,708
		101,183
Switzerland (5.6%)
Novartis AG	2,210,737	163,213
Roche Holding AG	457,969	108,515

Adecco Group AG	1,221,508	87,405
Actelion Ltd.	149,781	39,107
Credit Suisse Group AG	2,335,156	35,647
Cie Financiere Richemont SA	323,196	25,170
GAM Holding AG	446,196	4,553
		463,610
Taiwan (1.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	22,701,704	135,276

Thailand (1.1%)
Bangkok Bank PCL	13,166,800	65,277
Kasikornbank PCL (Foreign)	4,051,300	21,708
		86,985
Turkey (1.2%)
Turkiye Halk Bankasi AS	13,351,080	39,789
* Turkcell Iletisim Hizmetleri AS	13,070,315	39,311
KOC Holding AS	5,015,921	20,205
		99,305
United Kingdom (19.1%)
Prudential plc	6,829,607	132,350
Royal Dutch Shell plc Class A (Amsterdam Shares)	4,164,632	112,818
Carnival plc	1,779,082	95,179
British American Tobacco plc	1,372,639	84,730
BP plc ADR	2,320,673	83,498
BHP Billiton plc	4,507,928	82,215
BP plc	12,540,598	74,900
AstraZeneca plc	1,396,938	74,134
Shire plc	1,302,898	72,540
Unilever plc	1,483,617	60,095
* Tesco plc	24,017,376	59,000
Royal Dutch Shell plc Class A	1,998,307	54,198
Wolseley plc	819,801	50,771
Compass Group plc	2,840,380	50,551
HSBC Holdings plc	5,877,471	50,140
Informa plc	5,692,553	46,795
RSA Insurance Group plc	6,378,697	46,185
Rolls-Royce Holdings plc	5,254,268	44,255
* Royal Bank of Scotland Group plc	14,611,000	40,932
RELX NV	2,085,040	37,427
3 Worldpay Group plc	9,722,829	35,076
London Stock Exchange Group plc	863,570	34,574
Barclays plc	11,845,236	32,874
Ashtead Group plc	1,548,480	31,395
* Standard Chartered plc	2,469,312	24,181
Travis Perkins plc	1,160,783	21,290
Associated British Foods plc	703,189	21,191
Petrofac Ltd.	1,590,239	18,414
		1,571,708
United States (2.4%)
* Michael Kors Holdings Ltd.	1,231,200	52,707
* Weatherford International plc	12,813,002	66,756
Aon plc	463,655	52,254
Accenture plc Class A	251,690	28,660
		200,377
Total Common Stocks (Cost $7,835,191)		7,898,757

		Coupon
Temporary Cash Investments (4.9%)1
Money Market Fund (4.8%)
4,5 Vanguard Market Liquidity Fund		0.856%		3,955,405	395,580

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	0.462%-0.478%	2/9/17	8,000	7,999
6	United States Treasury Bill	0.505%	2/16/17	4,000	4,000
6	United States Treasury Bill	0.618%	5/25/17	1,200	1,198
					13,197
Total Temporary Cash Investments (Cost $408,781)					408,777
Total Investments (100.8%) (Cost $8,243,972)					8,307,534
Other Assets and Liabilities-Net (-0.8%)5					(69,185)
Net Assets (100%)					8,238,349

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,679,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.5% and 3.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the value of this security represented 0.4% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $24,921,000 of collateral received for securities on loan.
6 Securities with a value of $8,372,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	693,626	7,205,131	—
Temporary Cash Investments	395,580	13,197	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(1,177)	—	—
Forward Currency Contracts—Assets	—	2,326	—
Forward Currency Contracts—Liabilities	—	(1,069)	—
Total	1,088,030	7,219,585	—

1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties,

International Value Fund

monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2017	1,875	65,531	(228)
Topix Index	March 2017	246	33,150	438
S&P ASX 200 Index	March 2017	301	31,734	214
FTSE 100 Index	March 2017	95	8,421	79
				503

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Bank plc	3/22/17	EUR	55,988	USD	59,808	766
Toronto Dominion Securities	3/14/17	JPY	3,426,308	USD	30,221	168

Credit Suisse International	3/21/17	AUD	33,754	USD	25,287	284
Goldman Sachs International	3/22/17	EUR	12,074	USD	12,874	189
Citibank, N.A.	3/14/17	JPY	864,185	USD	7,472	193
BNP Paribas	3/22/17	EUR	5,288	USD	5,522	199
Goldman Sachs International	3/21/17	AUD	7,200	USD	5,302	151
JPMorgan Chase Bank N.A.	3/22/17	EUR	4,361	USD	4,663	54
JPMorgan Chase Bank N.A.	3/22/17	GBP	3,315	USD	4,083	93
Toronto Dominion Securities	3/22/17	GBP	3,165	USD	4,021	(35)
Barclays Bank plc	3/21/17	AUD	4,287	USD	3,143	104
Bank of America N.A	3/14/17	JPY	339,446	USD	2,993	18
BNP Paribas	3/14/17	JPY	295,165	USD	2,565	53
Bank of America N.A	3/21/17	AUD	1,340	USD	1,003	12
Citibank, N.A.	3/21/17	AUD	1,140	USD	822	42
Bank of America N.A	3/22/17	GBP	477	USD	607	(6)
JPMorgan Chase Bank N.A.	3/22/17	GBP	413	USD	527	(6)
BNP Paribas	3/22/17	USD	8,437	EUR	8,037	(297)
Goldman Sachs International	3/14/17	USD	8,217	JPY	958,635	(285)
JPMorgan Chase Bank N.A.	3/22/17	USD	5,100	EUR	4,872	(171)
Barclays Bank plc	3/22/17	USD	4,987	EUR	4,666	(62)
Barclays Bank plc	3/21/17	USD	2,981	AUD	3,946	(8)
Citibank, N.A.	3/14/17	USD	2,746	JPY	324,660	(133)
Goldman Sachs International	3/21/17	USD	1,612	AUD	2,194	(50)
Goldman Sachs International	3/22/17	USD	621	GBP	503	(12)
Citibank, N.A.	3/22/17	USD	344	GBP	276	(4)
						1,257

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At January 31, 2017, the counterparty (counterparties) had deposited in segregated accounts securities with a value of $565,000 in connection with open forward currency contracts.

E. At January 31, 2017, the cost of investment securities for tax purposes was $8,248,093,000. Net unrealized appreciation of investment securities for tax purposes was $59,441,000, consisting of unrealized gains of $968,892,000 on securities that had risen in value since their purchase and $909,451,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Equity Fund

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	6,290,726	264,148
Vanguard Windsor II Fund Investor Shares	5,578,363	198,199
Vanguard Windsor Fund Investor Shares	9,493,607	198,131
Vanguard Morgan Growth Fund Investor Shares	7,830,356	198,030
Vanguard U.S. Growth Fund Investor Shares	6,555,609	197,979
Vanguard Explorer Fund Investor Shares	1,490,417	132,722
Vanguard Mid-Cap Growth Fund	2,881,218	66,239
Vanguard Capital Value Fund	5,441,958	65,848
Total Investment Companies (Cost $932,874)		1,321,296
Other Assets and Liabilities-Net (0.0%)		135
Net Assets (100%)		1,321,431

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2017, the cost of investment securities for tax purposes was $932,874,000. Net unrealized appreciation of investment securities for tax purposes was $388,422,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

				Current Period Transactions
	Oct. 31,		Proceeds			Jan. 31,
	2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Capital Value Fund	63,618	1,103	3,633	1,103	—	65,848
Vanguard Explorer Fund	125,724	5,984	6,737	476	5,344	132,722
Vanguard Growth and Income Fund	255,676	14,755	11,140	2,741	12,014	264,148
Vanguard Mid-Cap Growth Fund	63,956	441	1,801	441	—	66,239
Vanguard Morgan Growth Fund	191,983	10,628	5,825	1,586	8,958	198,030
Vanguard U.S. Growth Fund	191,416	3,594	270	782	2,071	197,979
Vanguard Windsor Fund	191,946	7,905	13,018	2,378	5,527	198,131
Vanguard Windsor II Fund	192,005	13,240	9,972	2,567	10,385	198,199
Total	1,276,324			12,074	44,299	1,321,296

1 Includes net realized gain (loss) on affiliated investment securities sold of 2,112,000.

Vanguard Emerging Markets Select Stock Fund

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (92.9%)1
Argentina (0.5%)
YPF SA ADR	82,716	1,792

Brazil (9.4%)
Ambev SA	790,390	4,315
Itau Unibanco Holding SA ADR	295,117	3,485
Telefonica Brasil SA ADR	200,191	2,959
Vale SA Class B Pfd. ADR	226,491	2,195
Banco Bradesco SA Preference Shares	205,563	2,133
* Petroleo Brasileiro SA Preference Shares	419,100	1,998
Cia de Saneamento Basico do Estado de Sao Paulo	176,800	1,759
TOTVS SA	169,288	1,402
Itau Unibanco Holding SA Preference Shares	118,348	1,398
MRV Engenharia e Participacoes SA	333,615	1,351
EDP - Energias do Brasil SA	298,386	1,330
Telefonica Brasil SA Preference Shares	78,300	1,160
CVC Brasil Operadora e Agencia de Viagens SA	121,201	1,000
Ambev SA ADR	184,661	995
Vale SA Class B ADR	97,507	993
* Randon Participacoes SA Preference Shares	784,524	974
Natura Cosmeticos SA	120,138	963
Cyrela Brazil Realty SA Empreendimentos e Participacoes	234,109	962
Gerdau SA ADR	233,925	896
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	453,900	757
Lojas Renner SA	78,370	594
Gerdau SA Preference Shares	147,200	570
Cia Energetica de Sao Paulo Preference Shares	63,850	352
Cia de Saneamento do Parana Preference Shares	71,600	321
Multiplan Empreendimentos Imobiliarios SA	13,000	258
Braskem SA Preference Shares	13,800	143
		35,263
Canada (0.3%)
First Quantum Minerals Ltd.	99,746	1,258

China (19.3%)
Tencent Holdings Ltd.	296,435	7,750
China Mobile Ltd.	383,800	4,319
China Construction Bank Corp.	5,755,250	4,267
Lenovo Group Ltd.	5,532,000	3,624
China Overseas Land & Investment Ltd.	1,173,960	3,447
CNOOC Ltd.	2,606,900	3,255
China Resources Power Holdings Co. Ltd.	1,887,683	3,242
Industrial & Commercial Bank of China Ltd.	5,129,380	3,136
Dongfeng Motor Group Co. Ltd.	2,813,000	2,982
China Pacific Insurance Group Co. Ltd.	685,212	2,434
Greatview Aseptic Packaging Co. Ltd.	5,004,899	2,361
China Shenhua Energy Co. Ltd.	1,115,500	2,357
PICC Property & Casualty Co. Ltd.	1,508,515	2,280
* China Agri-Industries Holdings Ltd.	4,300,000	1,984

	PetroChina Co. Ltd.	2,272,000	1,805
	China Unicom Hong Kong Ltd.	1,465,973	1,730
	China Longyuan Power Group Corp. Ltd.	2,108,580	1,722
	China Merchants Bank Co. Ltd.	628,000	1,573
	China Lesso Group Holdings Ltd.	2,289,000	1,561
	Brilliance China Automotive Holdings Ltd.	972,000	1,369
	Far East Horizon Ltd.	1,493,000	1,361
	China Life Insurance Co. Ltd.	487,000	1,342
	Anhui Conch Cement Co. Ltd.	392,000	1,262
	China Everbright International Ltd.	768,500	932
	ENN Energy Holdings Ltd.	186,212	918
	China Shineway Pharmaceutical Group Ltd.	769,000	886
2	China Galaxy Securities Co. Ltd.	951,500	883
	CNOOC Ltd. ADR	6,947	874
	Haier Electronics Group Co. Ltd.	419,241	738
	China Dongxiang Group Co. Ltd.	3,903,000	727
	China ZhengTong Auto Services Holdings Ltd.	1,906,000	675
*,2 Tianhe Chemicals Group Ltd.		4,142,000	625
	Dah Chong Hong Holdings Ltd.	1,393,000	567
	Sunny Optical Technology Group Co. Ltd.	74,700	438
*	Li Ning Co. Ltd.	579,705	368
	ANTA Sports Products Ltd.	105,780	337
*,^ Hutchison China MediTech Ltd. ADR		23,863	329
*	GCL-Poly Energy Holdings Ltd.	2,421,000	313
	Guangdong Investment Ltd.	228,138	283
	Sino Biopharmaceutical Ltd.	329,274	258
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	70,191	233
*	West China Cement Ltd.	1,525,100	210
	Huaneng Renewables Corp. Ltd.	668,000	207
*	China Resources Phoenix Healthcare Holdings Co. Ltd.	145,000	195
	Sinopec Shanghai Petrochemical Co. Ltd.	306,500	190
			72,349
Colombia (0.2%)
*	Cemex Latam Holdings SA	149,282	585
	Cementos Argos SA	41,909	167
			752
Czech Republic (0.2%)
	Komercni banka as	23,682	837

Egypt (0.3%)
	Commercial International Bank Egypt SAE	235,754	950
	Commercial International Bank Egypt SAE GDR	51,542	205
			1,155
Greece (0.4%)
*	Alpha Bank AE	536,186	952
	Hellenic Telecommunications Organization SA	71,008	644
			1,596
Hong Kong (2.8%)
	AIA Group Ltd.	676,059	4,186
	AMVIG Holdings Ltd.	4,042,000	1,385
	Sands China Ltd.	275,650	1,213
*	Pacific Basin Shipping Ltd.	6,020,975	1,123
	Stella International Holdings Ltd.	434,000	662
	Texwinca Holdings Ltd.	827,000	530
*	Semiconductor Manufacturing International Corp.	322,900	443
2	BOC Aviation Ltd.	84,309	425

Tongda Group Holdings Ltd.	1,230,000	344
AAC Technologies Holdings Inc.	13,200	135
		10,446
Hungary (0.7%)
OTP Bank plc	60,875	1,872
Magyar Telekom Telecommunications plc	349,700	624
		2,496
India (8.5%)
Reliance Industries Ltd.	350,745	5,410
Axis Bank Ltd.	371,995	2,559
State Bank of India	645,402	2,480
ICICI Bank Ltd. ADR	299,377	2,320
CESC Ltd.	192,119	2,090
NTPC Ltd.	761,824	1,936
ICICI Bank Ltd.	398,394	1,582
Hindalco Industries Ltd.	528,525	1,478
Bharti Infratel Ltd.	279,844	1,214
* Bank of Baroda	436,209	1,065
2 L&T Technology Services Ltd.	80,255	990
Aurobindo Pharma Ltd.	91,675	921
NHPC Ltd.	2,157,750	921
Godrej Consumer Products Ltd.	35,214	820
Marico Ltd.	200,976	763
UltraTech Cement Ltd.	11,813	644
2 ICICI Prudential Life Insurance Co. Ltd.	125,848	641
Power Grid Corp. of India Ltd.	204,950	627
Ambuja Cements Ltd.	177,811	600
HDFC Bank Ltd. ADR	7,581	523
* Punjab National Bank	215,300	431
* Godrej Properties Ltd.	68,483	334
Phoenix Mills Ltd.	58,048	296
ITC Ltd.	74,747	285
TAKE Solutions Ltd.	110,650	228
Bharat Electronics Ltd.	7,852	179
LIC Housing Finance Ltd.	21,728	177
Jammu & Kashmir Bank Ltd.	177,628	166
Lupin Ltd.	5,689	124
Union Bank of India	55,923	119
* Varun Beverages Ltd.	8,146	48
		31,971
Indonesia (2.2%)
Bank Central Asia Tbk PT	1,668,300	1,912
Bank Rakyat Indonesia Persero Tbk PT	1,920,900	1,687
Telekomunikasi Indonesia Persero Tbk PT	4,176,600	1,211
* Bank Tabungan Pensiunan Nasional Tbk PT	5,218,700	1,009
Hanjaya Mandala Sampoerna Tbk PT	3,045,200	877
Bank Mandiri Persero Tbk PT	953,900	779
Semen Indonesia Persero Tbk PT	451,500	305
Matahari Department Store Tbk PT	156,500	173
Bumi Serpong Damai Tbk PT	1,172,500	161
		8,114
Kenya (0.2%)
Safaricom Ltd.	3,541,900	631
Equity Group Holdings Ltd.	695,300	163
		794

Malaysia (0.4%)
Genting Malaysia Bhd.	1,087,100	1,237
AirAsia Bhd.	398,000	229
Inari Amertron Bhd.	443,100	178
		1,644
Mexico (1.8%)
* Cemex SAB de CV ADR	213,234	1,975
Grupo Financiero Banorte SAB de CV	257,320	1,233
America Movil SAB de CV ADR	92,796	1,170
Grupo Financiero Santander Mexico SAB de CV ADR	103,229	738
Mexichem SAB de CV	200,935	476
Wal-Mart de Mexico SAB de CV	210,800	373
Infraestructura Energetica Nova SAB de CV	83,400	368
Unifin Financiera SAB de CV SOFOM ENR	104,000	247
Grupo Comercial Chedraui SA de CV	47,641	88
		6,668
Other (1.0%)
3 Vanguard FTSE Emerging Markets ETF	95,891	3,629

Pakistan (0.5%)
United Bank Ltd.	750,505	1,685

Peru (0.4%)
Credicorp Ltd.	9,969	1,632

Philippines (0.7%)
Energy Development Corp.	15,223,393	1,670
Petron Corp.	2,617,192	489
* Pilipinas Shell Petroleum Corp.	149,070	236
Jollibee Foods Corp.	47,550	196
Puregold Price Club Inc.	204,100	177
		2,768
Poland (0.5%)
* Cyfrowy Polsat SA	192,000	1,162
KGHM Polska Miedz SA	16,771	520
		1,682
Qatar (0.2%)
Industries Qatar QSC	22,888	720

Romania (0.1%)
2 Societatea Energetica Electrica SA GDR	24,769	332

Russia (6.4%)
Lukoil PJSC ADR (London Shares)	115,753	6,523
Rosneft Oil Co. PJSC GDR	687,173	4,557
Sberbank of Russia PJSC ADR (London Shares)	263,352	3,088
Sberbank of Russia PJSC	854,038	2,441
Gazprom PJSC ADR	314,890	1,562
MMC Norilsk Nickel PJSC ADR	85,764	1,391
PhosAgro PJSC GDR	81,510	1,252
Sberbank of Russia PJSC ADR	105,683	1,232
Etalon Group Ltd. GDR	174,428	673
O'Key Group SA GDR	215,683	538
Mosenergo OAO	7,533,000	354
* Mechel PJSC ADR	30,443	183
LUKOIL PJSC ADR	3,189	179

	Novolipetsk Steel PJSC GDR	6,549	130
			24,103
Singapore (0.7%)
	Wilmar International Ltd.	654,900	1,802
*	Ezion Holdings Ltd.	2,959,360	865
*	Ezion Holdings Ltd Warrants Exp. 04/15/2020	372,164	23
			2,690
South Africa (4.5%)
	Sasol Ltd.	149,574	4,462
	Naspers Ltd.	13,156	2,096
	Reunert Ltd.	364,938	1,858
	Barloworld Ltd.	216,574	1,781
	Imperial Holdings Ltd.	130,327	1,618
	Sanlam Ltd.	325,956	1,575
*	AngloGold Ashanti Ltd. ADR	98,385	1,250
	FirstRand Ltd.	264,783	986
	Steinhoff International Holdings NV	60,323	291
	Gold Fields Ltd.	82,031	284
*	Aveng Ltd.	511,216	277
*	Kumba Iron Ore Ltd.	17,942	277
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	2	—
			16,755
South Korea (6.9%)
	Samsung Electronics Co. Ltd.	2,943	5,005
	SK Hynix Inc.	103,881	4,798
	POSCO	15,386	3,596
	Hana Financial Group Inc.	83,211	2,467
*	Hyundai Heavy Industries Co. Ltd.	17,620	2,009
	KB Financial Group Inc.	32,070	1,298
	Dongbu Insurance Co. Ltd.	20,090	1,024
	Hyundai Motor Co.	7,326	882
	LG Electronics Inc.	18,175	868
	Shinhan Financial Group Co. Ltd.	20,170	797
	Samsung Life Insurance Co. Ltd.	8,307	794
	LG Chem Ltd.	3,122	704
	Kia Motors Corp.	20,855	654
*,2 CEMEX Holdings Philippines Inc.		2,566,200	578
	Koh Young Technology Inc.	9,119	343
	LG Chem Ltd. Preference Shares	1,083	159
			25,976
Spain (0.1%)
	Prosegur Cia de Seguridad SA	32,375	204

Sweden (0.1%)
*	Vostok Emerging Finance Ltd.	2,072,260	411

Taiwan (10.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	327,412	10,120
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,099,243	6,550
	Delta Electronics Inc.	689,245	3,850
	Compal Electronics Inc.	4,027,000	2,430
	Hon Hai Precision Industry Co. Ltd.	778,607	2,088
	Chicony Electronics Co. Ltd.	784,094	1,850
	Catcher Technology Co. Ltd.	195,615	1,595
	Teco Electric and Machinery Co. Ltd.	1,404,000	1,269
	eMemory Technology Inc.	98,000	1,249

Globalwafers Co. Ltd.	189,759	872
Casetek Holdings Ltd.	283,000	870
Cathay Financial Holding Co. Ltd.	492,000	749
Largan Precision Co. Ltd.	4,585	656
Advantech Co. Ltd.	76,024	645
E.Sun Financial Holding Co. Ltd.	700,000	413
President Chain Store Corp.	41,056	307
* Chunghwa Precision Test Tech Co. Ltd.	7,020	250
Silergy Corp.	14,388	219
Parade Technologies Ltd.	20,000	207
Silicon Motion Technology Corp. ADR	4,019	157
Bizlink Holding Inc.	25,080	133
Sinbon Electronics Co. Ltd.	59,649	131
Hota Industrial Manufacturing Co. Ltd.	31,000	129
Tung Thih Electronic Co. Ltd.	13,145	124
Land Mark Optoelectronics Corp.	13,000	115
Airtac International Group	12,387	103
Poya International Co. Ltd.	8,160	100
Voltronic Power Technology Corp.	7,350	100
* Kingpak Technology Inc.	12,618	87
Advanced Ceramic X Corp.	10,170	84
* ASPEED Technology Inc.	6,040	79
Realtek Semiconductor Corp.	14,000	49
		37,580
Thailand (1.7%)
Bangkok Bank PCL	519,800	2,577
Kasikornbank PCL	235,900	1,264
Krung Thai Bank PCL (Foreign)	1,392,475	752
PTT Global Chemical PCL	371,744	715
CP ALL PCL (Foreign)	246,000	422
Supalai PCL	357,500	246
KCE Electronics PCL	59,500	184
Bangkok Bank PCL (Foreign)	26,100	135
Kasikornbank PCL (Foreign)	20,900	112
		6,407
Turkey (1.9%)
Akbank TAS	1,039,725	2,317
Tupras Turkiye Petrol Rafinerileri AS	97,786	2,126
Haci Omer Sabanci Holding AS (Bearer)	608,770	1,612
Turkiye Halk Bankasi AS	373,884	1,114
Ulker Biskuvi Sanayi AS	20,859	101
		7,270
United Arab Emirates (0.8%)
Union National Bank PJSC	1,757,712	2,107
Dubai Financial Market PJSC	2,835,703	995
		3,102
United Kingdom (3.2%)
* Standard Chartered plc (XLON)	277,802	2,720
Antofagasta plc	243,420	2,572
* Standard Chartered plc (XHKG)	147,257	1,443
Petrofac Ltd.	105,008	1,216
* Tullow Oil plc	315,463	1,176
Coca-Cola HBC AG	36,110	825
* KAZ Minerals plc	124,768	740
* Ophir Energy plc	593,627	702
Hikma Pharmaceuticals plc	15,654	361

*	Evraz plc			62,436	176
					11,931
United States (6.0%)
*	Baidu Inc. ADR			29,962	5,245
*,^ Alibaba Group Holding Ltd. ADR				35,013	3,547
	Hollysys Automation Technologies Ltd.			110,892	1,874
*	Genpact Ltd.			63,175	1,559
	Millicom International Cellular SA			28,973	1,435
	Cosan Ltd.			174,151	1,425
*	Flex Ltd.			82,125	1,287
*	Ctrip.com International Ltd. ADR			26,787	1,157
*	Luxoft Holding Inc. Class A			16,426	967
*	Cognizant Technology Solutions Corp. Class A			15,475	814
*	Trina Solar Ltd. ADR			67,382	673
*	Kosmos Energy Ltd.			79,701	521
*	BeiGene Ltd. ADR			14,757	514
	Southern Copper Corp.			13,009	499
	NetEase Inc. ADR			1,278	325
*	Yandex NV Class A			12,048	279
	VimpelCom Ltd. ADR			52,738	223
*	Sinovac Biotech Ltd.			15,713	88
					22,432
Total Common Stocks (Cost $326,236)					348,444
		Coupon
Temporary Cash Investments (7.7%)[1]
Money Market Fund (7.5%)
4,5 Vanguard Market Liquidity Fund		0.856%		280,312	28,034

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
6	United States Treasury Bill	0.454%	4/20/17	300	300
6	United States Treasury Bill	0.601%	4/27/17	100	100
6	United States Treasury Bill	0.587%	5/18/17	100	100
6	United States Treasury Bill	0.597%	5/25/17	500	499
					999
Total Temporary Cash Investments (Cost $29,030)					29,033
Total Investments (100.6%) (Cost $355,266)					377,477
Other Assets and Liabilities-Net (-0.6%)5					(2,437)
Net Assets (100%)					375,040

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,225,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 1.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate value of these securities was $4,474,000, representing 1.2% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $3,313,000 of collateral received for securities on loan.
6 Securities with a value of $999,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	44,622	25,175	—
Common Stocks—Other	20,796	257,226	625
Temporary Cash Investments	28,034	999	—
Futures Contracts—Assets[1]	33	—	—
Total	93,485	283,400	625

1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
MSCI Emerging Markets Index	March 2017	481	22,008	538

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At January 31, 2017, the cost of investment securities for tax purposes was $355,339,000. Net unrealized appreciation of investment securities for tax purposes was $22,138,000, consisting of unrealized gains of $45,888,000 on securities that had risen in value since their purchase and $23,750,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Alternative Strategies Fund

Consolidated Schedule of Investments (unaudited)

As of January 31, 2017

			Market
			Value•
		Shares	($000)
Common Stocks—Long Positions (64.1%)
Consumer Discretionary (10.3%)
*	Apollo Education Group Inc.	202,700	2,025
	Metaldyne Performance Group Inc.	78,000	1,841
	CST Brands Inc.	36,300	1,749
*	LifeLock Inc.	72,500	1,737
	Harman International Industries Inc.	15,600	1,734
	Calsonic Kansei Corp.	100,000	1,590
	Blue Nile Inc.	38,300	1,559
*	WCI Communities Inc.	65,400	1,530
*	Cabela's Inc.	27,200	1,520
	Time Warner Inc.	15,000	1,453
	Sky plc	97,835	1,236
*,† NVR Inc.		145	269
*	Live Nation Entertainment Inc.	9,188	263
	McDonald's Corp.	2,060	253
	Pool Corp.	2,351	248
*	Madison Square Garden Co. Class A	1,403	246
	Comcast Corp. Class A	3,257	246
	Sirius XM Holdings Inc.	52,042	246
	Omnicom Group Inc.	2,796	239
*	Liberty Media Corp-Liberty SiriusXM Class C	6,481	233
	Genuine Parts Co.	2,366	229
	Interpublic Group of Cos. Inc.	9,714	229
	Cable One Inc.	361	228
*,† AutoZone Inc.		309	224
†	Starbucks Corp.	4,000	221
†	TJX Cos. Inc.	2,889	216
	Walt Disney Co.	1,956	216
	Aramark	6,249	211
	Vail Resorts Inc.	1,172	201
	Twenty-First Century Fox Inc.	6,353	197
	Regal Entertainment Group Class A	8,599	195
	Hasbro Inc.	2,261	187
†	Darden Restaurants Inc.	2,537	186
	Yum! Brands Inc.	2,764	181
	Ross Stores Inc.	2,738	181
*	Panera Bread Co. Class A	862	180
†	John Wiley & Sons Inc. Class A	3,260	180
*	Mohawk Industries Inc.	829	179
	NIKE Inc. Class B	3,365	178
	Choice Hotels International Inc.	3,202	178
*	Liberty Broadband Corp. Class A	2,114	177
†	Lowe's Cos. Inc.	2,414	176
*,† O'Reilly Automotive Inc.		669	175
	Home Depot Inc.	1,252	172
	Leggett & Platt Inc.	3,596	172
	Service Corp. International	5,743	167
	Target Corp.	2,094	135
*	Liberty Broadband Corp.	1,250	107

Cinemark Holdings Inc.	1,236	53
Twenty-First Century Fox Inc. Class A	1,360	43
* Liberty Media Corp-Liberty SiriusXM Class A	712	26
		25,617
Consumer Staples (3.9%)
* WhiteWave Foods Co. Class A	32,000	1,762
* Rite Aid Corp.	200,400	1,126
Super Group Ltd.	1,050,000	961
Altria Group Inc.	3,758	268
Costco Wholesale Corp.	1,613	264
* US Foods Holding Corp.	9,143	249
Pinnacle Foods Inc.	4,573	243
Colgate-Palmolive Co.	3,735	241
Dr Pepper Snapple Group Inc.	2,603	237
Philip Morris International Inc.	2,444	235
Coca-Cola Co.	5,616	233
General Mills Inc.	3,720	232
Procter & Gamble Co.	2,648	232
Kimberly-Clark Corp.	1,884	228
Clorox Co.	1,898	228
McCormick & Co. Inc.	2,378	227
PepsiCo Inc.	2,185	227
† Church & Dwight Co. Inc.	4,959	224
CVS Health Corp.	2,836	224
Kellogg Co.	3,068	223
Estee Lauder Cos. Inc. Class A	2,683	218
† Sysco Corp.	3,765	198
Conagra Brands Inc.	5,045	197
JM Smucker Co.	1,299	176
Campbell Soup Co.	2,741	171
† Constellation Brands Inc. Class A	1,073	161
Walgreens Boots Alliance Inc.	1,612	132
Brown-Forman Corp. Class A	2,800	131
Kraft Heinz Co.	967	86
Molson Coors Brewing Co. Class B	695	67
Brown-Forman Corp. Class B	1,245	57
Spectrum Brands Holdings Inc.	390	52
Mondelez International Inc. Class A	771	34
Wal-Mart Stores Inc.	444	30
		9,574
Energy (1.2%)
Spectra Energy Corp.	40,000	1,666
Halliburton Co.	4,518	256
Phillips 66	2,950	241
Chevron Corp.	2,106	234
Schlumberger Ltd.	2,753	230
Exxon Mobil Corp.	2,723	228
Occidental Petroleum Corp.	3,259	221
		3,076
Financials (10.4%)
Bats Global Markets Inc.	57,800	2,049
Yadkin Financial Corp.	61,500	1,968
Endurance Specialty Holdings Ltd.	18,700	1,733
EverBank Financial Corp.	82,400	1,601
Delta Lloyd NV	271,759	1,565
Fidelity & Guaranty Life	59,606	1,428

Pacific Continental Corp.	57,500	1,426
Suffolk Bancorp	29,300	1,214
Heritage Oaks Bancorp	85,200	1,154
Cover-More Group Ltd.	750,000	1,092
Janus Capital Group Inc.	78,000	975
Southwest Bancorp Inc.	34,800	964
Old Republic International Corp.	12,716	265
Allstate Corp.	3,435	258
Axis Capital Holdings Ltd.	3,983	255
Reinsurance Group of America Inc. Class A	2,017	253
* Alleghany Corp.	413	253
CME Group Inc.	2,074	251
† American Financial Group Inc.	2,894	249
Validus Holdings Ltd.	4,354	248
* Berkshire Hathaway Inc. Class B	1,501	246
RenaissanceRe Holdings Ltd.	1,805	246
US Bancorp	4,583	241
Hanover Insurance Group Inc.	2,872	241
American International Group Inc.	3,742	241
Marsh & McLennan Cos. Inc.	3,534	240
Commerce Bancshares Inc.	4,239	240
* Markel Corp.	256	237
Aflac Inc.	3,307	231
Chubb Ltd.	1,688	222
Brown & Brown Inc.	4,758	200
† ProAssurance Corp.	3,659	199
* Arch Capital Group Ltd.	2,224	197
CBOE Holdings Inc.	2,431	194
Everest Re Group Ltd.	874	192
Thomson Reuters Corp.	4,262	191
† WR Berkley Corp.	2,831	190
Torchmark Corp.	2,577	190
White Mountains Insurance Group Ltd.	207	188
Aspen Insurance Holdings Ltd.	3,303	186
Erie Indemnity Co. Class A	1,643	184
Nasdaq Inc.	2,595	183
Arthur J Gallagher & Co.	3,395	183
Progressive Corp.	4,764	178
Morningstar Inc.	2,224	169
Cincinnati Financial Corp.	2,396	169
† Annaly Capital Management Inc.	16,405	168
Travelers Cos. Inc.	1,391	164
AGNC Investment Corp.	8,747	163
TFS Financial Corp.	9,278	162
† Starwood Property Trust Inc.	7,122	159
Aon plc	1,400	158
MSCI Inc. Class A	1,490	123
Hartford Financial Services Group Inc.	1,426	70
Loews Corp.	661	31
		25,777
Health Care (8.0%)
* ARIAD Pharmaceuticals Inc.	71,700	1,708
* Vascular Solutions Inc.	30,500	1,707
* VCA Inc.	18,700	1,694
* Team Health Holdings Inc.	37,600	1,634
† Humana Inc.	7,500	1,489
Cigna Corp.	9,700	1,418

*	Alere Inc.	26,900	995
	Quest Diagnostics Inc.	2,808	258
	Cooper Cos. Inc.	1,397	258
	Danaher Corp.	3,032	254
†	Stryker Corp.	2,041	252
	UnitedHealth Group Inc.	1,554	252
	CR Bard Inc.	1,060	252
*	Bio-Rad Laboratories Inc. Class A	1,321	251
	Zoetis Inc.	4,566	251
*	Mettler-Toledo International Inc.	566	242
	Baxter International Inc.	5,012	240
†	Merck & Co. Inc.	3,808	236
	Medtronic plc	3,097	235
	Becton Dickinson and Co.	1,322	234
*	Charles River Laboratories International Inc.	2,852	230
*	DaVita Inc.	3,597	229
	Johnson & Johnson	2,012	228
	Thermo Fisher Scientific Inc.	1,494	228
	Anthem Inc.	1,477	228
*	Intuitive Surgical Inc.	328	227
	Aetna Inc.	1,885	224
	Pfizer Inc.	7,016	223
*	Waters Corp.	1,499	212
	West Pharmaceutical Services Inc.	2,410	204
*	Henry Schein Inc.	1,274	204
	Agilent Technologies Inc.	4,110	201
	Teleflex Inc.	1,177	197
*	HCA Holdings Inc.	2,456	197
*	Varian Medical Systems Inc.	2,388	185
	ResMed Inc.	2,745	185
*	Laboratory Corp. of America Holdings	1,375	185
*	Boston Scientific Corp.	7,551	182
	Eli Lilly & Co.	2,299	177
	Bio-Techne Corp.	1,729	176
	Abbott Laboratories	4,193	175
	Dentsply Sirona Inc.	3,006	170
	PerkinElmer Inc.	3,195	170
*	Quintiles IMS Holdings Inc.	2,149	169
*	VWR Corp.	6,326	164
	Universal Health Services Inc. Class B	1,418	160
*	MEDNAX Inc.	2,253	154
	AmerisourceBergen Corp. Class A	1,763	154
	Cardinal Health Inc.	1,911	143
*	Express Scripts Holding Co.	2,061	142
†	Zimmer Biomet Holdings Inc.	1,182	140
*,† Cerner Corp.		2,579	139
*	CoLucid Pharmaceuticals Inc.	1,100	51
*	Premier Inc. Class A	1,499	48
*	Varex Imaging Corp.	955	27
			19,988
Industrials (7.0%)
	G&K Services Inc. Class A	18,200	1,748
	Joy Global Inc.	62,000	1,743
	CLARCOR Inc.	20,700	1,714
	B/E Aerospace Inc.	27,000	1,660
	Zodiac Aerospace	33,000	1,003
	Haldex AB	60,000	816

† Toro Co.	4,647	274
† Rollins Inc.	7,412	261
† Snap-on Inc.	1,429	259
Hubbell Inc. Class B	2,094	256
General Dynamics Corp.	1,403	254
KAR Auction Services Inc.	5,506	251
Republic Services Inc. Class A	4,303	247
Honeywell International Inc.	2,038	241
Expeditors International of Washington Inc.	4,613	240
* Verisk Analytics Inc. Class A	2,892	239
† Waste Management Inc.	3,402	236
3M Co.	1,349	236
United Technologies Corp.	2,129	234
Raytheon Co.	1,595	230
IDEX Corp.	2,540	229
† Lockheed Martin Corp.	906	228
Landstar System Inc.	2,682	227
† General Electric Co.	7,461	222
Cintas Corp.	1,894	220
Huntington Ingalls Industries Inc.	1,119	217
United Parcel Service Inc. Class B	1,978	216
Northrop Grumman Corp.	923	211
* Copart Inc.	3,722	211
Illinois Tool Works Inc.	1,653	210
BWX Technologies Inc.	4,991	207
CH Robinson Worldwide Inc.	2,715	207
HEICO Corp.	2,645	204
MSC Industrial Direct Co. Inc. Class A	1,975	202
JB Hunt Transport Services Inc.	2,013	199
Roper Technologies Inc.	1,013	194
Xylem Inc.	3,919	193
† Watsco Inc.	1,261	193
Stanley Black & Decker Inc.	1,543	191
Boeing Co.	1,125	184
Nielsen Holdings plc	4,436	182
† Carlisle Cos. Inc.	1,581	173
Rockwell Collins Inc.	1,867	170
Equifax Inc.	1,425	167
AMETEK Inc.	3,081	157
Allegion plc	1,616	106
Lennox International Inc.	432	68
Fortive Corp.	712	39
		17,369
Information Technology (8.6%)
* InvenSense Inc.	140,300	1,776
Linear Technology Corp.	27,900	1,761
Mentor Graphics Corp.	47,500	1,753
Intersil Corp. Class A	77,900	1,747
Brocade Communications Systems Inc.	137,800	1,718
* NeuStar Inc. Class A	48,300	1,604
* NXP Semiconductors NV	15,000	1,468
* Lattice Semiconductor Corp.	198,600	1,428
Corning Inc.	10,070	267
* Genpact Ltd.	10,375	256
Analog Devices Inc.	3,366	252
† Jack Henry & Associates Inc.	2,778	250
† Automatic Data Processing Inc.	2,458	248

	KLA-Tencor Corp.	2,893	246
	Oracle Corp.	6,050	243
*,† ANSYS Inc.		2,566	239
	Visa Inc. Class A	2,891	239
*,† Fiserv Inc.		2,173	234
	Mastercard Inc. Class A	2,195	233
	Broadridge Financial Solutions Inc.	3,506	233
	Texas Instruments Inc.	3,061	231
	Intuit Inc.	1,874	222
	Amphenol Corp. Class A	3,263	220
	Harris Corp.	2,126	218
	Microsoft Corp.	3,350	217
*	Vantiv Inc. Class A	3,438	214
	Apple Inc.	1,726	210
	National Instruments Corp.	6,592	207
	Booz Allen Hamilton Holding Corp. Class A	6,122	207
	CDK Global Inc.	3,252	204
	International Business Machines Corp.	1,152	201
*,† Synopsys Inc.		3,168	199
	Intel Corp.	5,387	198
†	Fidelity National Information Services Inc.	2,479	197
*	Alphabet Inc. Class A	239	196
	Paychex Inc.	3,235	195
	Accenture plc Class A	1,676	191
	Amdocs Ltd.	3,239	190
	FLIR Systems Inc.	5,174	183
	DST Systems Inc.	1,533	177
	Western Union Co.	8,834	173
*	CoreLogic Inc.	4,813	170
	Sabre Corp.	6,713	165
	CA Inc.	5,082	159
	Avnet Inc.	2,698	125
*	VeriSign Inc.	1,349	108
*	Cadence Design Systems Inc.	3,788	99
*	Alphabet Inc. Class C	58	46
			21,317
Materials (6.5%)
	Valspar Corp.	16,300	1,804
*	Headwaters Inc.	76,400	1,770
	EI du Pont de Nemours & Co.	23,100	1,744
*	Chemtura Corp.	52,024	1,722
*	Stillwater Mining Co.	99,200	1,686
	Monsanto Co.	15,000	1,625
	Syngenta AG	3,400	1,445
*	Axalta Coating Systems Ltd.	8,986	261
	Eastman Chemical Co.	3,250	252
	Ecolab Inc.	2,089	251
	Scotts Miracle-Gro Co.	2,595	239
	Air Products & Chemicals Inc.	1,699	237
	Praxair Inc.	1,967	233
	AptarGroup Inc.	3,070	224
†	Silgan Holdings Inc.	3,813	223
	Avery Dennison Corp.	3,055	223
	Sonoco Products Co.	3,546	195
†	Compass Minerals International Inc.	2,263	189
	Ball Corp.	2,442	186
†	Sherwin-Williams Co.	598	182

RPM International Inc.	3,472	181
* Crown Holdings Inc.	3,338	181
† NewMarket Corp.	419	181
Bemis Co. Inc.	3,704	180
† Ashland Global Holdings Inc.	1,484	177
WR Grace & Co.	2,525	175
PPG Industries Inc.	1,716	172
International Flavors & Fragrances Inc.	1,420	166
Sealed Air Corp.	3,356	163
		16,267
Other (0.0%)
* Dyax Corp CVR Exp. 12/31/2019	28,700	32

Real Estate (2.2%)
Apple Hospitality REIT Inc.	12,839	257
Equinix Inc.	631	243
Mid-America Apartment Communities Inc.	2,528	240
Camden Property Trust	2,838	237
Highwoods Properties Inc.	4,560	234
Sun Communities Inc.	2,972	234
AvalonBay Communities Inc.	1,336	232
Boston Properties Inc.	1,744	228
Equity Residential	3,694	224
Crown Castle International Corp.	2,523	222
Weingarten Realty Investors	6,097	217
Federal Realty Investment Trust	1,544	217
Duke Realty Corp.	8,696	212
Simon Property Group Inc.	1,148	211
Kimco Realty Corp.	8,209	204
Macerich Co.	2,939	202
STORE Capital Corp.	8,064	191
Empire State Realty Trust Inc.	8,657	177
Equity LifeStyle Properties Inc.	2,293	170
DCT Industrial Trust Inc.	3,793	169
Realty Income Corp.	2,764	165
Healthcare Trust of America Inc. Class A	5,477	159
Tanger Factory Outlet Centers Inc.	4,583	157
Regency Centers Corp.	2,226	155
WP Carey Inc.	2,493	154
Vornado Realty Trust	1,247	133
† Lamar Advertising Co. Class A	1,583	120
Taubman Centers Inc.	1,467	104
Piedmont Office Realty Trust Inc. Class A	1,588	34
* Equity Commonwealth	813	25
		5,527
Telecommunication Services (2.3%)
Inteliquent Inc.	77,000	1,763
* Level 3 Communications Inc.	28,800	1,713
Manitoba Telecom Services Inc.	52,000	1,501
* T-Mobile US Inc.	4,228	263
AT&T Inc.	5,852	247
Verizon Communications Inc.	4,572	224
* Zayo Group Holdings Inc.	1,248	40
		5,751
Utilities (3.7%)
Westar Energy Inc. Class A	29,700	1,624

DUET Group	500,000	1,063
Gas Natural Inc.	80,000	1,012
Hawaiian Electric Industries Inc.	7,961	267
Public Service Enterprise Group Inc.	5,676	251
Dominion Resources Inc.	3,200	244
UGI Corp.	5,253	244
PPL Corp.	6,874	240
Xcel Energy Inc.	5,777	239
Southern Co.	4,633	229
† DTE Energy Co.	1,996	197
CMS Energy Corp.	4,403	188
† Atmos Energy Corp.	2,429	185
† Ameren Corp.	3,500	184
† Alliant Energy Corp.	4,860	183
† Edison International	2,497	182
WEC Energy Group Inc.	3,045	180
Pinnacle West Capital Corp.	2,316	180
† PG&E Corp.	2,801	173
† NextEra Energy Inc.	1,382	171
† American Water Works Co. Inc.	2,309	170
Duke Energy Corp.	2,152	169
Consolidated Edison Inc.	2,239	166
† American Electric Power Co. Inc.	2,591	166
† SCANA Corp.	2,393	164
† Eversource Energy	2,925	162
† Sempra Energy	1,575	161
† Aqua America Inc.	5,158	157
† Great Plains Energy Inc.	5,567	153
† Entergy Corp.	2,138	153
Avangrid Inc.	2,509	97
† Vectren Corp.	1,328	73
NiSource Inc.	1,259	28
MDU Resources Group Inc.	934	27
		9,082
Total Common Stocks—Long Positions (Cost $152,190)		159,377
Common Stocks Sold Short (-21.5%)
Consumer Discretionary (-2.7%)
Lennar Corp. Class A	(18,197)	(812)
* American Axle & Manufacturing Holdings Inc.	(39,000)	(796)
Wynn Resorts Ltd.	(2,825)	(287)
Viacom Inc. Class B	(6,350)	(268)
* Lions Gate Entertainment Corp. Class B	(9,959)	(267)
* Kate Spade & Co.	(13,873)	(257)
Penske Automotive Group Inc.	(4,715)	(256)
Gap Inc.	(10,892)	(251)
* Netflix Inc.	(1,762)	(248)
* Michael Kors Holdings Ltd.	(5,687)	(243)
* Skechers U.S.A. Inc. Class A	(9,478)	(238)
* Groupon Inc. Class A	(69,010)	(238)
* Urban Outfitters Inc.	(8,582)	(228)
* MGM Resorts International	(7,755)	(223)
BorgWarner Inc.	(5,195)	(212)
Ralph Lauren Corp. Class A	(2,350)	(208)
Clear Channel Outdoor Holdings Inc. Class A	(40,693)	(201)
* Ulta Beauty Inc.	(736)	(200)
* TripAdvisor Inc.	(3,761)	(199)

Kohl's Corp.	(4,949)	(197)
Dillard's Inc. Class A	(3,242)	(183)
Las Vegas Sands Corp.	(3,338)	(175)
Macy's Inc.	(5,878)	(174)
Delphi Automotive plc	(2,020)	(142)
Tribune Media Co. Class A	(4,025)	(116)
Royal Caribbean Cruises Ltd.	(1,165)	(109)
		(6,728)
Consumer Staples (-0.3%)
* Hain Celestial Group Inc.	(6,102)	(241)
* Blue Buffalo Pet Products Inc.	(9,806)	(238)
Nu Skin Enterprises Inc. Class A	(3,869)	(201)
* Sprouts Farmers Market Inc.	(5,611)	(105)
		(785)
Energy (-3.4%)
Enbridge Inc.	(39,360)	(1,676)
* Cheniere Energy Inc.	(5,534)	(264)
Targa Resources Corp.	(4,527)	(261)
Ensco plc Class A	(23,318)	(255)
Nabors Industries Ltd.	(15,448)	(251)
* Kosmos Energy Ltd.	(38,352)	(251)
* Superior Energy Services Inc.	(14,006)	(247)
Anadarko Petroleum Corp.	(3,424)	(238)
* Weatherford International plc	(45,059)	(235)
Devon Energy Corp.	(5,146)	(234)
* Laredo Petroleum Inc.	(17,285)	(234)
Patterson-UTI Energy Inc.	(8,339)	(234)
ONEOK Inc.	(4,212)	(232)
Marathon Oil Corp.	(13,772)	(231)
* Rowan Cos. plc Class A	(12,757)	(229)
Kinder Morgan Inc.	(10,185)	(227)
Williams Cos. Inc.	(7,733)	(223)
* WPX Energy Inc.	(16,005)	(223)
* Energen Corp.	(3,975)	(214)
* Chesapeake Energy Corp.	(33,026)	(213)
* QEP Resources Inc.	(12,168)	(212)
Murphy Oil Corp.	(7,335)	(212)
Range Resources Corp.	(6,419)	(208)
* Whiting Petroleum Corp.	(18,503)	(205)
* Continental Resources Inc.	(4,184)	(203)
* Newfield Exploration Co.	(5,000)	(200)
* Rice Energy Inc.	(9,868)	(196)
SM Energy Co.	(6,240)	(190)
* Southwestern Energy Co.	(20,964)	(189)
Apache Corp.	(2,988)	(179)
CONSOL Energy Inc.	(8,625)	(146)
* Gulfport Energy Corp.	(4,604)	(96)
Hess Corp.	(1,495)	(81)
PBF Energy Inc. Class A	(1,730)	(40)
		(8,529)
Financials (-5.0%)
FNB Corp.	(132,840)	(1,985)
CBOE Holdings Inc.	(18,501)	(1,473)
Columbia Banking System Inc.	(36,972)	(1,470)
People's United Financial Inc.	(65,192)	(1,222)
* Pacific Premier Bancorp Inc.	(29,572)	(1,164)

Henderson Group plc	(368,082)	(1,016)
Simmons First National Corp. Class A	(13,582)	(817)
LPL Financial Holdings Inc.	(6,941)	(273)
* OneMain Holdings Inc. Class A	(11,100)	(248)
* SVB Financial Group	(1,434)	(247)
Morgan Stanley	(5,704)	(242)
* E*TRADE Financial Corp.	(6,443)	(241)
* Santander Consumer USA Holdings Inc.	(17,903)	(237)
Charles Schwab Corp.	(5,665)	(234)
Artisan Partners Asset Management Inc. Class A	(7,978)	(231)
Navient Corp.	(14,406)	(217)
* SLM Corp.	(18,082)	(215)
Lincoln National Corp.	(3,069)	(207)
TD Ameritrade Holding Corp.	(4,111)	(190)
Lazard Ltd. Class A	(4,419)	(188)
* Affiliated Managers Group Inc.	(993)	(151)
Invesco Ltd.	(4,952)	(143)
Voya Financial Inc.	(2,993)	(120)
		(12,531)
Health Care (-2.3%)
Anthem Inc.	(4,997)	(770)
Aetna Inc.	(6,281)	(745)
* Incyte Corp.	(2,295)	(278)
* Tenet Healthcare Corp.	(14,846)	(261)
* Alnylam Pharmaceuticals Inc.	(6,528)	(261)
* Brookdale Senior Living Inc.	(17,189)	(258)
* Illumina Inc.	(1,600)	(256)
* Seattle Genetics Inc.	(4,214)	(254)
* Neurocrine Biosciences Inc.	(5,717)	(245)
* Vertex Pharmaceuticals Inc.	(2,772)	(238)
* Ionis Pharmaceuticals Inc.	(5,336)	(238)
* BioMarin Pharmaceutical Inc.	(2,707)	(237)
* Alkermes plc	(4,194)	(227)
* Akorn Inc.	(11,602)	(222)
* Regeneron Pharmaceuticals Inc.	(596)	(214)
* Mallinckrodt plc	(4,291)	(209)
* Veeva Systems Inc. Class A	(4,816)	(204)
* Endo International plc	(14,123)	(173)
* Biogen Inc.	(596)	(165)
* DexCom Inc.	(1,886)	(149)
* Alexion Pharmaceuticals Inc.	(1,011)	(132)
		(5,736)
Industrials (-1.9%)
Rockwell Collins Inc.	(8,947)	(812)
* Herc Holdings Inc.	(5,757)	(286)
Arconic Inc.	(12,014)	(274)
* United Rentals Inc.	(2,127)	(269)
Terex Corp.	(8,149)	(259)
* Colfax Corp.	(6,290)	(245)
* Spirit Airlines Inc.	(4,473)	(242)
* Avis Budget Group Inc.	(6,307)	(235)
Trinity Industries Inc.	(8,505)	(234)
* Hertz Global Holdings Inc.	(10,706)	(224)
* United Continental Holdings Inc.	(2,792)	(197)
* AECOM	(5,298)	(196)
* Genesee & Wyoming Inc. Class A	(2,590)	(195)

Chicago Bridge & Iron Co. NV	(5,516)	(183)
American Airlines Group Inc.	(3,662)	(162)
Air Lease Corp. Class A	(4,410)	(160)
* USG Corp.	(5,086)	(156)
KBR Inc.	(8,576)	(146)
* JetBlue Airways Corp.	(5,865)	(115)
		(4,590)
Information Technology (-2.4%)
Analog Devices Inc.	(6,475)	(485)
* Micron Technology Inc.	(12,208)	(294)
Skyworks Solutions Inc.	(3,042)	(279)
* Tableau Software Inc. Class A	(5,798)	(277)
* Splunk Inc.	(4,778)	(276)
Western Digital Corp.	(3,430)	(274)
* Cree Inc.	(9,803)	(270)
NVIDIA Corp.	(2,452)	(268)
* Twitter Inc.	(14,994)	(264)
* Square Inc.	(17,931)	(262)
* Zebra Technologies Corp.	(3,128)	(262)
* Yelp Inc. Class A	(6,084)	(254)
* First Data Corp. Class A	(16,506)	(253)
* VeriFone Systems Inc.	(13,759)	(250)
* ServiceNow Inc.	(2,732)	(248)
* ON Semiconductor Corp.	(17,656)	(235)
Computer Sciences Corp.	(3,779)	(235)
* NCR Corp.	(5,269)	(227)
* Palo Alto Networks Inc.	(1,492)	(220)
* Qorvo Inc.	(3,131)	(201)
Cypress Semiconductor Corp.	(14,917)	(176)
* Workday Inc. Class A	(2,041)	(170)
* Zynga Inc. Class A	(62,704)	(158)
* FireEye Inc.	(2,994)	(41)
		(5,879)
Materials (-1.8%)
Dow Chemical Co.	(29,614)	(1,766)
Royal Gold Inc.	(3,954)	(285)
* Freeport-McMoRan Inc.	(16,904)	(281)
CF Industries Holdings Inc.	(7,368)	(260)
Newmont Mining Corp.	(6,970)	(253)
Huntsman Corp.	(12,136)	(248)
United States Steel Corp.	(7,555)	(247)
* Owens-Illinois Inc.	(12,923)	(244)
Tahoe Resources Inc.	(25,945)	(237)
Steel Dynamics Inc.	(6,594)	(223)
Westlake Chemical Corp.	(3,255)	(202)
Mosaic Co.	(5,481)	(172)
		(4,418)
Real Estate (-0.3%)
* Colony NorthStar Inc. Class A	(19,771)	(275)
CoreCivic Inc.	(9,102)	(265)
Communications Sales & Leasing Inc.	(6,098)	(160)
		(700)
Telecommunication Services (-1.1%)
CenturyLink Inc.	(41,143)	(1,064)
BCE Inc.	(17,820)	(803)
AT&T Inc.	(16,229)	(684)

* Sprint Corp.	(29,027)	(268)
		(2,819)
Utilities (-0.3%)
NRG Energy Inc.	(17,608)	(291)
Great Plains Energy Inc.	(9,349)	(258)
* Calpine Corp.	(18,801)	(222)
		(771)
Total Common Stocks Sold Short (Proceeds $49,721)		(53,486)
Temporary Cash Investments (20.9%)
Money Market Fund (18.0%)
1 Vanguard Market Liquidity Fund, 0.856%	448,848	44,889

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (2.9%)
2 United States Treasury Bill, 0.395%, 2/2/17	100	100
2,3 United States Treasury Bill, 0.478%, 2/9/17	300	300
2,3 United States Treasury Bill, 0.505%, 2/16/17	200	200
3 United States Treasury Bill, 0.505%, 2/16/17	600	600
2,3 United States Treasury Bill, 0.487%, 3/16/17	300	300
2,3 United States Treasury Bill, 0.557%, 4/27/17	900	899
2,3 United States Treasury Bill, 0.501%–0.567%, 5/4/17	700	699
2,3 United States Treasury Bill, 0.574%, 5/11/17	300	299
2,3 United States Treasury Bill, 0.557%–0.618%, 5/25/17	1,400	1,398
3 United States Treasury Bill, 0.597%, 5/25/17	820	819
2,3 United States Treasury Bill, 0.551%, 6/8/17	300	299
2,3 United States Treasury Bill, 0.561%, 6/15/17	900	898
2,3 United States Treasury Bill, 0.602%, 7/20/17	400	399
		7,210
Total Temporary Cash Investments (Cost $52,094)		52,099
†,3Other Assets and Liabilities-Net (36.5%)		90,658
Net Assets (100%)		248,648

* Non-income-producing security.
† Long security positions with a value of $10,559,000 and cash of $79,510,000 are held in a segregated accounts at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies
Fund.
3 Securities with a value of $6,835,000 and cash of $454,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Basis for Consolidation: Vanguard ASF Portfolio ("the subsidiary") commenced operations on August 11, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of January 31, 2017, the fund held $13,624,000 in the subsidiary, representing 5% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

C. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

D. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—Long Positions	148,574	10,771	32
Common Stocks Sold Short	(52,470)	(1,016)	—

Temporary Cash Investments	44,889	7,210	—
Futures Contracts—Assets[1]	508	—	—
Futures Contracts—Liabilities[1]	(323)	—	—
Forward Currency Contracts—Assets	—	3,898	—
Forward Currency Contracts—Liabilities	—	(3,978)	—
Total	141,178	16,885	32

1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund gains exposure to commodities through the subsidiary’s investment in exchange-traded commodity futures contracts. The primary risk associated with the use of commodity futures contracts is the chance the fund could lose all, or substantially all, of its investments in instruments linked to the returns of commodity futures. Commodity futures trading is volatile, and even a small movement in market prices could cause large losses. The fund also uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

G. Forward Currency Contracts: The fund enters into forward currency contracts to enhance returns and protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	March 2017	719	155,877	(69)
5-Year U.S. Treasury Note	March 2017	315	37,128	(62)
10-Year U.S. Treasury Note	March 2017	193	24,023	(95)
LME Lead[1]	March 2017	(108)	(6,399)	(242)
LME Zinc[1]	March 2017	(87)	(6,212)	(173)
Cotton No. 2[1]	March 2017	165	6,183	410
LME Copper[1]	March 2017	(41)	(6,139)	(100)
LME Aluminum[1]	March 2017	(134)	(6,079)	(23)
Low Sulphur Gas Oil[1]	March 2017	122	6,073	42
Corn[1]	March 2017	(335)	(6,026)	7
Soybean Meal[1]	March 2017	180	6,023	(24)
Wheat[1]	March 2017	(283)	(5,954)	(136)
Live Cattle[1]	April 2017	128	5,846	(160)
Feeder Cattle[1]	March 2017	94	5,770	(300)
KC Hard Red Winter Wheat[1]	March 2017	(268)	(5,755)	(130)
Cocoa[1]	May 2017	272	5,717	(251)
Soybean Oil[1]	March 2017	(279)	(5,666)	535
Sugar #11[1]	February 2017	87	5,664	(341)
LME Tin[1]	March 2017	57	5,646	(368)
				(1,480)

1 Security is owned by the subsidiary.

Unrealized appreciation (depreciation) on open futures contracts, except LME Lead, LME Zinc, LME

Copper, LME Aluminum, and LME Tin contracts, is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts, except for Singapore dollar contracts, is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Bank of America, N.A.	2/6/17	CAD	41,658 USD	31,074	942

Bank of America, N.A.	2/6/17	NOK	260,472	USD	30,130	1,451
Bank of America, N.A.	2/6/17	AUD	41,650	USD	30,078	1,505
Bank of America, N.A.	2/6/17	USD	32,767	EUR	31,397	(1,134)
Bank of America, N.A.	2/6/17	USD	31,584	CHF	32,433	(1,201)
Bank of America, N.A.	2/6/17	USD	30,984	SEK	283,109	(1,390)
Bank of America, N.A.	2/6/17	USD	2,376	CAD	3,187	(74)
Bank of America, N.A.	2/6/17	USD	1,970	JPY	230,470	(72)
Bank of America, N.A.	2/6/17	USD	1,847	AUD	2,509	(55)
Bank of America, N.A.	2/6/17	USD	1,250	GBP	1,013	(25)
Bank of America, N.A.	2/6/17	USD	923	SGD	1,339	(27)
Bank of America, N.A.	2/6/17	USD	269	AUD	355	—
						(80)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.

At January 31, 2017, the counterparty deposited in segregated accounts securities with a value of $134,000 in connection with open forward currency contracts.

H. At January 31, 2017, the cost of long security positions for tax purposes was $204,305,000. Net unrealized appreciation of long security positions for tax purposes was $7,171,000, consisting of unrealized gains of $9,762,000 on securities that had risen in value since their purchase and $2,591,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized depreciation on securities sold short was $3,781,000, consisting of unrealized gains of $2,736,000 on securities that had fallen in value since their purchase and $6,517,000 in unrealized losses on securities that had risen in value since their sale.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 22, 2017

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 22, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.